Apr. 15, 2016
Wilshire 2025 ETF Fund

The following replaces the sub-section titled “Annual Fund Operating Expenses” under the section “Fees and Expenses of the 2025 Fund” for the Wilshire 2025 Fund:

Annual Fund Operating Expenses*

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses**	0.88%
Total Annual Fund Operating Expenses	1.38%

*	The Fund’s shareholders indirectly bear, pro rata, the expenses of the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund, the Wilshire Income Opportunities Fund, and ETFs. These indirect expenses are based on actual expense ratios for the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund, the Wilshire Income Opportunities Fund, and ETFs. The Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund, and the Wilshire Income Opportunities Fund fees and expenses and the fees and expenses of ETFs are not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of the Prospectus.

**	Acquired Fund Fees and Expenses are estimated based upon the Fund’s current allocations to Underlying Funds and ETF investments. Future reallocation of such investments could change Acquired Fund Fees and Expenses.

The following replaces the sub-section titled “Example” under the section “Fees and Expenses of the 2025 Fund” for the Wilshire 2025 Fund:

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$140	$437	$755	$1,657

The following information replaces the information under the heading “Fund Summary” and sub-heading “Principal Investment Strategies” of the Summary Prospectus and Prospectus for the Wilshire 2025 Fund:

The 2025 Fund operates under a fund of funds structure. The 2025 Fund seeks to achieve its investment objective by investing primarily in a portfolio of underlying affiliated funds (the “Underlying Funds”) and unaffiliated exchange traded funds (“ETFs”) in accordance with weightings determined by Wilshire Associates Incorporated (“Wilshire”). Underlying Funds include mutual funds advised by Wilshire Associates Incorporated, the Fund's investment adviser (the “Adviser”), and currently include the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund, and the Wilshire Income Opportunities Fund.

In managing the 2025 Fund, Wilshire focuses on four key principles: asset allocation, portfolio structure, investment time horizon and fund management. Asset allocation across appropriate asset classes is the central theme of Wilshire’s investment philosophy. The 2025 Fund invests in the Underlying Funds and ETFs according to a moderate asset allocation strategy designed for investors planning to retire in 2025, plus or minus two to three years. Wilshire seeks to reduce risk by investing in Underlying Funds and ETFs that are diversified within each asset class. The amounts invested in each of the Underlying Funds and ETFs will vary from time to time depending on the investment time horizon and Wilshire’s assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. The 2025 Fund’s asset allocation will become more conservative over time. In general, however, Wilshire does not anticipate making frequent changes in asset allocation and will not attempt to time the market. As of the date of this Prospectus, the target asset allocation for the 2015 Fund is 38% invested in Underlying Funds and ETFs which invest in fixed income securities and 62% invested in Underlying Funds and ETFs which invest in equity securities. Approximately 15 years after 2025, the 2025 Fund’s target asset allocation will be approximately 73% invested in Underlying Funds and ETFs which invest in fixed income securities and 27% in Underlying Funds and ETFs which invest in equity securities.

Underlying Fund Investment Strategies

The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

•	The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.

•	The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

•	The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

•	The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.

•	The Large Company Value Portfolio invests substantially all of its assets in the common stock companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

•	The Large Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Growth Portfolio is permitted to invest:

•	The Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market.

•	The Small Company Growth Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $4 billion at the time of purchase.

•	The Small Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Small Company Growth Portfolio invests in small-cap companies that may still further develop.

•	The Small Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Value Portfolio is permitted to invest:

•	The Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market.

•	The Small Company Value Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $4 billion at the time of purchase.

•	The Small Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields.

•	The Small Company Value Portfolio invests in small-cap companies that may still further develop.

•	The Small Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Wilshire International Equity Fund is permitted to invest:

The Wilshire International Equity Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Wilshire International Equity Fund invests in companies organized outside the United States. Since the Wilshire International Equity Fund invests in companies of any size, it may at times invest in small-cap companies. The Wilshire International Equity Fund intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Wilshire International Equity Fund invests primarily in equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The Wilshire International Equity Fund may invest up to 35% of its net assets in emerging market securities, including ETFs. The Wilshire International Equity Fund may also invest in fixed-income securities of foreign governments and companies. The Wilshire International Equity Fund uses a multi-manager strategy with subadvisers who may employ different strategies.

The following describes the types of securities in which the Wilshire Income Opportunities Fund is permitted to invest:

Under normal market conditions, the Wilshire Income Opportunities Fund seeks to achieve its investment objectives by investing at least 80% of its total assets in a multi-sector portfolio of income producing securities of varying maturities. Derivative investments that provide exposure to debt securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy.

The Wilshire Income Opportunities Fund will generally allocate its assets among several investment sectors, without limitation, which may include: high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; mortgage-related and other asset backed securities (such as collateralized debt obligations (“CDO”), collateralized loan obligations (“CLO”), and collateralized mortgage obligations (“CMO”)); and foreign currencies, including those of emerging market countries. In general for DoubleLine, a security is deemed to be an emerging market security if issued by either a sovereign, quasi-sovereign or corporate entity which resides within an emerging market country. An emerging market country generally includes all low-to-middle income countries as defined by the World Bank or countries considered emerging market for purposes of constructing major indices. In general for Guggenheim, a security is deemed to be an emerging market security if issued by either a sovereign or corporate entity which resides within an emerging market country as defined by the Barclays Emerging Market Aggregate Index. However, the Wilshire Income Opportunities Fund is not required to gain exposure to any one investment sector, and the Wilshire Income Opportunities Fund’s exposure to any one investment sector will vary over time. The Wilshire Income Opportunities Fund may invest an unlimited amount of its assets in any sector. The Wilshire Income Opportunities Fund may invest, without limitation, in either U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities. The Wilshire Income Opportunities Fund has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Wilshire Income Opportunities Fund’s investments may include U.S. and non-U.S. corporate debt securities and sovereign debt securities. There is no limit on the average maturity of the Wilshire Income Opportunities Fund’s securities. The targeted weighted average duration of the portfolio is consistent with the Barclays Universal Index, which has a current weighted average duration of 5.5 years. However, it is expected that the Fund may deviate substantially from the benchmark duration, with a lower and upper bound of 1 and 10 years, respectively.

Although the Wilshire Income Opportunities Fund may invest an unlimited amount of its assets in high yield, lower-quality debt securities (also known as “junk bonds”), which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody’s Investors Service or CCC+ or lower by Standard & Poor’s Ratings Services and Fitch Ratings) and unrated securities determined to be of comparable investment quality, the Fund expects its allocation to high yield bonds to range from 30% to 70% of its assets. The Wilshire Income Opportunities Fund also may invest in investment grade securities, bank loans, commercial paper, private placements, unregistered or restricted securities (including securities issued in reliance on Regulation D, Rule 144A and Regulation S) and convertible debt (which may result in equity received in a conversion or a workout). The Wilshire Income Opportunities Fund may seek to obtain exposure to the securities in which it invests through a variety of investment vehicles, principally closed-end funds, ETFs and other mutual funds. The Wilshire Income Opportunities Fund may also use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (typically lines of credit) for investment purposes.

The Wilshire Income Opportunities Fund may invest an unlimited amount in derivative instruments, such as options, futures, forwards or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Wilshire Income Opportunities Fund’s Prospectus or Statement of Additional Information. The Wilshire Income Opportunities Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market. The Wilshire Income Opportunities Fund may use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The Wilshire Income Opportunities Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Wilshire Income Opportunities Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Wilshire Income Opportunities Fund may invest up to 20% of its total assets in preferred stocks and dividend-paying common stocks. The Wilshire Income Opportunities Fund uses a multi-manager strategy with subadvisers who may employ different strategies.

The following information replaces the information under the heading “Fund Summary” and sub-heading “Principal Risks” in the Summary Prospectus and Prospectus for the Wilshire 2025 Fund:

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, indirectly as investing in the Underlying Funds and ETFs. References below to specific Underlying Funds or the Underlying Funds in general may also apply to the Fund’s Investments in ETFs to the extent such ETFs pursue investment strategies similar to the Underlying Funds. Investing in the Fund involves the following principal risks:

Active Management Risk. The Wilshire Income Opportunities Fund is subject to active management risk, the risk that the investment techniques and risk analyses applied by the subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the subadvisers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved. Furthermore, active trading that can accompany active management will increase the expenses of the Fund because of brokerage charges, spreads or mark-up charges, which may lower the Fund’s performance.

ADRs, EDRs and GDRs. The Wilshire International Equity Fund may invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations, as described above under “Foreign Securities.”

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Asset-Backed and Mortgage-Backed Securities Risk. Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.

Bank Loan Risk. To the extent the Wilshire Income Opportunities Fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral. Bank loans also often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Bank loan investments may not be considered securities and may not have the protections afforded by the federal securities law. In addition, it may take longer than seven days for bank loan transactions to settle. Please see “Liquidity and Valuation Risk” below for a discussion of the liquidity issues that may arise due to such a settlement period.

Changing Fixed Income Market Conditions. Following the financial crisis that began in 2008, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve “tapers” or reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments of the Wilshire Income Opportunities Fund, causing the market value of the Fund’s investments and the Fund’s NAV to decline. If the Fund invests in derivatives tied to fixed income markets, it may be more substantially exposed to these risks than if the Fund did not invest in such derivatives. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.

Corporate Bond Risk. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. See High Yield and Unrated Securities Risk.

Collateralized Debt Obligation (“CDO”) Risk. A CDO is an asset-backed security whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation (“CBO”). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation (“CLO”). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described with respect to certain mortgage-related and asset-backed securities, and are subject to credit risk, interest rate risk and default risk. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.

Collateralized Mortgage Obligation (“CMO”) Risk. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of a CMO is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions of the underlying mortgages. Actual future results may vary from these estimates, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred during the recent downturn in the mortgage markets, the weighted average life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the market prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payments when due, the holder of a CMO could sustain a loss. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of an index. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The trading markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Wilshire Income Opportunities Fund’s ability to dispose of its positions in such securities at prices at which they are held on the books of the Fund will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

Commercial Paper Risk. Commercial paper is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity. Such investments are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate. Commercial paper can be affected by changes in interest rate and the creditworthiness of the issuer.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Contingent convertible securities provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy.

Counterparty Credit Risk. The Wilshire Income Opportunities Fund may invest in financial instruments and OTC-traded derivatives involving counterparties for the purpose of gaining exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge another position in the Fund. Through these investments, the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease. The Fund bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting counterparties.

Credit Risk. The Wilshire Income Opportunities Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives transaction or other transaction is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by the Fund may decrease its obligations.

The downgrade of the credit of a security held by the Fund may decrease the security’s market value. Securities and derivatives contracts are subject to varying degrees of credit risk, which are often, but not always, reflected in credit ratings.

Credit-Linked Note Risk. Credit-linked notes are a type of structured note. Through the purchase of a credit-linked note, the buyer assumes the risk of the reference asset and funds this exposure through the purchase of the note. Credit-linked notes are subject to the credit risk of the corporate credits referenced by the note. The Wilshire Income Opportunities Fund bears the risk that the issuer of the credit-linked note will default or become bankrupt. The Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked note.

Currency Risk. The Wilshire Income Opportunities Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund that are denominated in foreign currency. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. When the Fund seeks exposure to foreign currencies through foreign currency contracts and related transactions, the Fund becomes particularly susceptible to foreign currency value fluctuations, which may be sudden and significant, and investment decisions tied to currency markets. In addition, these investments are subject to the risks associated with derivatives and hedging and the impact on the Fund of fluctuations in the value of currencies may be magnified.

Cyber Security Risks. The Adviser, subadvisers and the Fund’s service providers’ use of the internet, technology and information systems may expose the Fund to potential cyber security risks linked to those technologies or information systems. Cyber security risks, among other things, may result in financial losses; delays or mistakes in the calculation of the Fund’s NAV or data; access by an unauthorized party to proprietary information or Fund assets; and data corruption or loss of operations functionality. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Fund does not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Derivatives Risk. The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the Wilshire Income Opportunities Fund to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If an Underlying Fund subadviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Fund to be subject to additional regulations, which may generate additional Fund expenses. These practices also entail transactional expenses and may cause the Fund to realize higher amounts of short-term capital gains than if the Fund had not engaged in such transactions. Certain risks also are specific to the derivatives in which the Fund invests.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent the Wilshire Income Opportunities Fund and Wilshire International Equity Fund invest, in securities of issuers based in countries with developing economies (i.e., emerging markets). Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.

ETF Risk. ETFs involve certain inherent risks generally associated with investments in a portfolio of common stocks, because ETFs trade on an exchange, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETF shares thus may trade at a premium or discount to their NAV. Moreover, a passively managed ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Like an actively-managed mutual fund, actively managed ETFs are subject to Active Management Risk, the risk that the investment techniques and risk analyses applied by the manager of the ETF will not produce the desired results and that the investment objective of the ETF will not be achieved. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses.

Equity Risk. This is the risk that the prices of stocks held by an Underlying Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Underlying Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by Underlying Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Extension Risk. Mortgage-related and other asset-backed securities are subject to Extension Risk, which is the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise. This may negatively affect Wilshire Income Opportunities Fund returns, as the market value of the security decreases when principal payments are made later than expected. In addition, because principal payments are made later than expected, the Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.

Foreign Securities Risk. Investing in foreign issuers may involve certain risks not typically associated with investing in securities of U.S. issuers due to increased exposure to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, foreign interest rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities and obligations are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities and obligations of some foreign companies and foreign markets are less liquid and at times more volatile than comparable U.S. securities, obligations and markets. Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States, and therefore, the market prices of foreign securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers to make payments of principal and interest to investors located outside the country. In the event of nationalization, expropriation or other confiscation, the entire investment in a foreign security could be lost. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities and obligations of foreign issuers and securities and obligations principally traded overseas. These risks may be more pronounced to the extent that the Wilshire Income Opportunities Fund or the Wilshire International Equity Fund invests a significant amount of assets in companies located in one country or geographic region, in which case the Fund may be more exposed to regional economic risks, and to the extent that the Fund or the Wilshire International Equity Fund invests in securities of issuers in emerging markets. Investments in U.S. dollar-denominated securities of foreign issuers are also subject to many of the risks described above regarding securities of foreign issuers denominated in foreign currencies.

Forward Contracts Risk. There may be imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of the Wilshire Income Opportunities Fund. The Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.

Futures Contracts Risk. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement (payment of the gain or loss on the contract). Futures are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price and for other reasons such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration. Risks of futures contracts may be caused by an imperfect correlation between movements in the market price of the instruments and the market price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Futures markets can be highly volatile and the use of futures may increase the volatility of the Wilshire Income Opportunities Fund’s NAV. Exchanges can limit the number of options that can be held or controlled by the Fund or a subadviser, thus limiting the ability to implement the Fund’s strategies. Futures are also subject to leveraging risk and can be subject to liquidity risk.

Geographic Emphasis Risk. To the extent the Wilshire Income Opportunities Fund and the Wilshire International Equity Fund invest a significant portion of its assets in one country or geographic region, the Fund will be more vulnerable to the economic, financial, social, political or other developments affecting that country or region than a fund that invests its assets more broadly. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Hedging Risk. When a derivative is used as a hedge against a position that the Wilshire Income Opportunities Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

High Yield and Unrated Securities Risk. High yield debt securities in the lower rating (higher risk) categories of the recognized rating services are commonly referred to as “junk bonds.” Generally, high yield securities are debt securities that have been determined by a rating agency to have a lower probability of being paid and have a credit rating of “BB” category or lower by Standard & Poor’s Corporation and Fitch Investors Service, Inc. or “Ba” category or lower by Moody’s Investors Service or have been determined by a subadviser to be of comparable quality. The total return and yield of junk bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. Junk bonds (those rated below investment grade or in default, or unrated securities determined to be of comparable quality) are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in lower-medium and lower-rated debt securities involves greater investment risk and is highly dependent on a subadviser’s credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity or duration bonds fluctuates more (gaining or losing more in value) than shorter-maturity bonds. Duration is a measure of volatility not time that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a debt security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a fall in value for every year of duration. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect the Wilshire Income Opportunities Fund’s NAV.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including exchange-traded funds (“ETFs”), closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the underlying vehicles’ expenses.

Investments in Loans Risk. Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Wilshire Income Opportunities Fund’s investments in loans can be difficult to value accurately and may be subject to more liquidity risk than fixed-income instruments of similar credit quality and/or maturity. Transactions in loans are subject to delayed settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to meet its redemption obligations.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Wilshire Income Opportunities Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s NAV, causing the Fund to sell the investment at a lower market price and unable to realize what a subadviser believes should be the price of the investment. In addition, the Fund potentially will be unable to pay redemption proceeds within the allowable time period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions.

Leverage Risk. The Wilshire Income Opportunities Fund’s use of leverage, through borrowings or instruments such as derivatives, repurchase agreements, or reverse repurchase agreements, may cause the Fund’s NAV to be more volatile and the Fund’s strategy to be riskier than if it had not been leveraged.

Market Risk. For equity securities, stock market movements may affect an Underlying Fund’s NAV. Declines in the Fund’s NAV will result from decline in the market prices for specific securities held by the Fund. There is also the possibility that the price of the security held by the Fund will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Mezzanine Investments Risk. The Wilshire Income Opportunities Fund may invest in certain lower grade securities known as “Mezzanine Investments,” which are subordinated debt securities that are generally issued in private placements in connection with an equity security (e.g., with attached warrants) or may be convertible into equity securities. Mezzanine Investments are generally subject to similar risks associated with investment in senior loans, second lien loans and other below investment grade securities. However, Mezzanine Investments may rank lower in right of payment than any outstanding senior loans, second lien loans and other debt instruments with higher priority of the borrower, or may be unsecured (i.e., not backed by a security interest in any specific collateral), and are subject to the additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments and repayment of principal after giving effect to any higher ranking obligations of the borrower. Mezzanine Investments are expected to have greater market price volatility and exposure to losses upon default than senior loans and second lien loans and may be less liquid.

Multi-Managed Fund Risk. The Underlying Funds are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Underlying Funds may have buy and sell transactions in the same security on the same day.

Municipal Securities Risk. Municipal securities may be subject to credit, interest and prepayment risks. In addition, municipal securities can be affected by unfavorable legislative or political developments and adverse changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial support to such issuers. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance.

Options Risk. Options or options on futures contracts give the holder of the option the right to buy or to sell a position in a security or in a contract to the writer of the option, at a certain, predetermined price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. Because the value of an option declines as the expiration date approaches, the Wilshire Income Opportunities Fund risks losing all or part of its investment in the option. The successful use of options depends on the subadviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or its sub-adviser, thus limiting the ability to implement the Fund’s strategy. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Privately Issued Securities Risk. The Wilshire Income Opportunities Fund may invest in privately-issued securities of public and private companies. Privately issued securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon a subadviser’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain privately-issued securities may be illiquid. If there is no readily available trading market for privately-issued securities, the Fund may not be able to readily dispose of such investments at market prices that approximate those prices at which the securities are held to compute the Fund’s NAV. Privately-issued securities are also more difficult to value. Privately-issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Prepayment Risk. The issuers of securities held by the Wilshire Income Opportunities Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the market price of the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities. Most floating rate loans (such as syndicated bank loans) and debt securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan.

Preferred Securities Risk. A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the market value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Portfolio Strategy Risk. The investment performance of a fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that a fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of a fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of a fund’s strategy can lead to substantial differences in the sector or industry allocation of a fund relative to the market or index.

Quantitative Risk. Some of the Underlying Funds’ subadvisers portfolio construction process relies on the use of proprietary and non-proprietary software, and intellectual property that is licensed from a variety of sources. A subadviser may use a trading system or model to construct a portfolio which could be compromised by an unforeseeable software or hardware malfunction and other technological failures, including, but not limited to, power loss, software bugs, malicious codes, viruses or system crashers, or various other events or circumstances beyond the control of the subadviser. The subadviser make reasonable efforts to protect against such events, but there is no guarantee that such efforts will be successful, and the aforementioned events may, on occasion, have an adverse effect on the performance of the Fund. The nature of complex quantitative investment management processes is such that errors may be hard to detect and in some cases, an error can go undetected for a period of time. In many cases, it is not possible to fully quantify the impact of an error given the dynamic nature of the quantitative models and changing markets. While the subadvisers have a number of controls and business continuity measures in place designed to assure that the portfolio construction process for the Fund operates as intended, analytical errors, software errors, developmental and implementation errors, as well as data errors are inherent risks. Additionally, a subadviser may adjust or enhance the model or, under certain adverse conditions, deviate from the model. Such adjustments, enhancements or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the subadviser had not adjusted or deviated from the models.

Real Estate Securities Risk. The Wilshire Income Opportunities Fund may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by an Underlying Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and a fund’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

Repurchase Agreement and Reverse Repurchase Agreement Risk. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Wilshire Income Opportunities Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed or fail to be realized. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Leveraging may cause the Fund’s performance to be more volatile than if it had not been leveraged.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Wilshire Income Opportunities Fund. Restricted securities may be illiquid and difficult to value. If the Fund is able to sell the restricted security, the Fund may have to sell the investment at a lower market price than the price at which it is valued for purposes of computing the Fund’s NAV.

Sale-Buyback Risk. The Wilshire Income Opportunities Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply than larger capitalized companies.

Segregation Risk. Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation and offsetting positions will not limit the Fund's exposure to loss, and the Wilshire Income Opportunities Fund may incur investment risk with respect to the segregated assets and offsetting positions to the extent that, but for the applicable segregation requirement and/or the need for the offsetting positions, the Fund would sell the segregated assets and/or offsetting positions.

Structured Finance Investments Risk. The Wilshire Income Opportunities Fund’s structured finance investments may consist of residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) issued by governmental entities and private issuers, asset-backed securities (“ABS”), structured notes, credit-linked notes and other types of structured finance securities. Holders of structured finance securities bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the issuer of the structured finance security, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured finance investments’ value and liquidity may be adversely affected by the critical downturn in the sub-prime mortgage lending market in the US. Sub-prime loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk of default. Concerns about widespread defaults on sub-prime loans have also created heightened volatility and turmoil in the general credit markets. As a result, the Fund’s investments in certain structured finance securities may decline in value, their market value may be more difficult to determine, and the Fund may have more difficulty disposing of them.

Structured Notes Risk. Investments in structured notes involve risks associated with the issuer of the note and the reference instrument. Where the Wilshire Income Opportunities Fund’s investments in structured notes are based upon the movement of one or more factors used as a reference for payments required on the note, including currency exchange rates, interest rates, referenced bonds or stock indices, depending on the use of multipliers or deflators, changes in the applicable factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and their market prices may be more volatile than the reference instrument or security underlying the note.

Style Risk. The risk of investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Swaps Agreements Risk. Swap agreements are contracts between the Wilshire Income Opportunities Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact that they could be considered illiquid and many trades trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity, segregation and leveraging risks. The use of swap agreements may require asset segregation and thus the Fund may also be subject to segregation risk. Certain standardized swaps are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

Synthetic Investment Risk. The Fund may be exposed to certain additional risks if a subadviser uses derivatives transactions as a means to synthetically implement the Wilshire Income Opportunities Fund’s investment strategies. Customized derivative instruments will likely be illiquid, and it is possible that the Fund will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a materially adverse manner. Synthetic investments may be imperfectly correlated to the investment strategy that a subadviser is seeking to replicate.

To Be Announced (“TBA”) Transactions Risk. The Wilshire Income Opportunities Fund may enter into “To Be Announced” (“TBA”) transactions to purchase or sell mortgage-backed securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date.

U.S. Government Securities Risk. Different types of U.S. government securities have different relative levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by: (i) the full faith and credit of the United States; (ii) the ability of the issuer to borrow from the U.S. Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity; (iv) pools of assets (e.g., mortgage-backed securities); or (v) the United States in some other way. In some cases, there may even be the risk of default. For certain agency issued securities, there is no guarantee the U.S. government will support the agency if it is unable to meet its obligations. Further, the U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities and, as a result, the value of such securities will fluctuate and are subject to investment risks.

Valuation Risk. An Underlying Fund may invest in securities that are difficult to value and may value certain of its securities at a price higher than the market price at which the security can be sold.

Zero Coupon and Payment-In-Kind Securities Risk. Zero coupon and payment-in-kind securities pay no cash income and usually are sold at substantial discounts from their value at maturity. Zero coupon and payment-in-kind securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current distributions of cash.